Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
Income before taxes on income, as reported in the statements of income	$ 41,198	$ 35,101	$ 19,031
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 9,476	$ 8,073	$ 4,377
Effect of foreign tax rates	(85)	231	315
Effect of benefited tax rates	(5,426)	(2,557)	(1,233)
Carryforward tax losses and other temporary differences for which valuation allowance was provided (utilized)	558	783	(1,067)
Non-deductible expenses	1,722	549	1,276
Increase in uncertain tax positions, net	755	1,889	1,653
Others	41	(358)	(290)
Taxes on income, as reported in the statements of income	$ 7,041	$ 8,610	$ 5,031